UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Management Group, LLC
Address:  Two Embarcadero Center, Suite 600, San Francisco, CA 94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    April 25, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $919,759

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ADTRAN INC			COM	00738A106	658	15500	SH		SOLE		15500	0	0
APPLE COMPUTER INC		COM	037833100	28604	82077	SH		SOLE		82077	0	0
ATMEL CORP			COM	049513104	12829	941237	SH		SOLE		941237	0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	25896	187909	SH		SOLE		187909	0	0
CAVIUM NETWORKS INC		COM	14965A101	14296	318187	SH		SOLE		318187	0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	248	3050	SH		SOLE		3050	0	0
CREE INC			COM	225447101	7506	162609	SH		SOLE		162609	0	0
EBAY INC			COM	278642103	86726	2794006 SH		SOLE		2794006 0	0
EXPEDIA INC DEL 		COM	30212P105	4532	200000	SH		SOLE		200000	0	0
GOOGLE INC			CL A	38259P508	126524	215631	SH		SOLE		215631	0	0
HARMONIC INC			COM	413160102	17555	1871566 SH		SOLE		1871566 0	0
IXIA				COM	45071R109	7649	481691	SH		SOLE		481691	0	0
INPHI CORP			COM	45772F107	2007	95510	SH		SOLE		95510	0	0
LOGMEIN INC			COM	54142L109	9973	236552	SH		SOLE		236552	0	0
MAKEMYTRIP LTD			SHS	V5633W109	1376	46944	SH		SOLE		46944	0	0
MERCADOLIBRE INC		COM	58733R102	20915	256215	SH		SOLE		256215	0	0
MICROSOFT CORP			COM	594918104	23429	922755	SH		SOLE		922755	0	0
NETFLIX INC			COM	64110L106	64061	269412	SH		SOLE		269412	0	0
NXP SEMICONDUCTORS NV		COM	N6596X109	11859	395776	SH		SOLE		395776	0	0
OMNIVISION TECHNOLOGIES INC	COM	682128103	25803	726243	SH		SOLE		726243	0	0
OPENTABLE INC			COM	68372A104	662	6222	SH		SOLE		6222	0	0
PRICELINE COM INC		COM NEW 741503403	94511	186618	SH		SOLE		186618	0	0
QUALCOMM INC			COM	747525103	73800	1345979 SH		SOLE		1345979 0	0
REALD INC			COM	75604L105	28231	1031819 SH		SOLE		1031819 0	0
RED HAT INC			COM	756577102	9257	203941	SH		SOLE		203941	0	0
SINA CORP			ORD	G81477104	10070	94079	SH		SOLE		94079	0	0
SERVICESOURCE INTERNATIONAL	COM	81763U100	8279	679735	SH		SOLE		679735	0	0
SKYWORKS SOLUTIONS INC		COM	83088M102	11070	341670	SH		SOLE		341670	0	0
SOHU.COM INC			COM	83408W103	7446	83330	SH		SOLE		83330	0	0
SUNTECH POWER (GFR LISTING)	ADR	86800C104	11697	1186351 SH		SOLE		1186351 0	0
SYMANTEC CORP			COM	871503108	667	36000	SH		SOLE		36000	0	0
TECH DATA CORP			COM	878237106	17114	336496	SH		SOLE		336496	0	0
TRIDENT MICROSYSTEMS		COM	895919108	2454	2134130 SH		SOLE		2134130 0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	53119	965097	SH		SOLE		965097	0	0
TRINA SOLAR LTD 		SPON ADR89628E104	24149	801758	SH		SOLE		801758	0	0
HISOFT TECHNOLOGY INTERNATIONAL COM	43358R108	1298	69309	SH		SOLE		69309	0	0
AUTONAVI HOLDINGS LTD (UNLISTED SPON ADR05330F106	1142	64467	SH		SOLE		64467	0	0
CAMELOT INFORMATION SYS 	ADS RP O13322V105	23350	1407498 SH		SOLE		1407498 0	0
RDA MICROELECTRONICS INC	SPON ADR749394102	2158	150699	SH		SOLE		150699	0	0
YOUKU.COM INC (UNLISTED ADR UL) SPON ADR98742U100	346	7277	SH		SOLE		7277	0	0
E-COMMERCE CHINA DANDANG, INC CLSPN ADS 26833A105	735	35605	SH		SOLE		35605	0	0
ISOFTSTONE HOLDINGS ADR 	SPON ADR46489B108	5661	305852	SH		SOLE		305852	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	40097	1276161 SH		SOLE		1276161 0	0